Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
May 3, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549
Re: Schwab Capital Trust (File Nos. 33-62470 and 811-7704)
Schwab Monthly Income Fund — Moderate Payout
Schwab Monthly Income Fund — Enhanced Payout
Schwab Monthly Income Fund — Maximum Payout
Post-Effective Amendment No. 105
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each prospectus and Statement of Additional Information, dated April 30, 2010, for the above-named funds that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,
/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel Charles Schwab Investment Management, Inc.